Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Income and Share Data Used in Basic and Diluted Earnings (Loss) Per Share Computations
The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share and ADS computations:

	Year ended December 31,
	2021	2022	2023
	(in thousands, except share and per share data)
Profit (Loss)	$(20,263)	$(9,008)	$(40,990)
Weighted average number of shares outstanding for basic EPS	146,691,784	184,587,104	225,183,996
Net effect of dilutive stock options	—	—	—
Net effect of dilutive warrants	—	—	—
Net effect of vesting of restricted stock	—	—	—
Net effect of conversion of convertible notes	—	—	—
Weighted average number of shares outstanding for diluted EPS	146,691,784	184,587,104	225,183,996
Basic earnings (loss) per share	$(0.14)	$(0.05)	$(0.18)
Diluted earnings (loss) per share	$(0.14)	$(0.05)	$(0.18)
ADS outstanding for basic and diluted earnings (loss) per ADS	36,672,946	46,146,776	56,295,999
Basic earnings (loss) per ADS	$(0.55)	$(0.20)	$(0.73)
Diluted earnings (loss) per ADS	$(0.55)	$(0.20)	$(0.73)